Taxation - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Current tax asset	£ 145	£ 190
Current tax liability	146	246
Provision for tax uncertainties	129	189
Income taxes paid, classified as operating activities	852	901	£ 805
Difference between current tax charge and cash tax paid	39	223
Deferred tax assets	100	119
Deferred tax assets arising in jurisdictions with prior year taxable losses	48	84
Unrecognised temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	£ 16,400	£ 14,700